Schedule II Valuation And Qualifying Accounts (Details) - Provision for Uncollectible Accounts [Member] - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 1,053	$ 1,159	$ 835
Additions	3,411	3,141	4,113
Deductions	3,574	3,247	3,789
Balance at End of Period	$ 890	$ 1,053	$ 1,159